Annual Total Returns	0 Months Ended
Jun. 27, 2013
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R1
Bar Chart Table:
Annual Return 2012	(7.78%)
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R3
Bar Chart Table:
Annual Return 2012	(7.68%)
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Class C
Bar Chart Table:
Annual Return 2010	(3.42%)
Annual Return 2011	(11.56%)
Annual Return 2012	(1.88%)
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R1
Bar Chart Table:
Annual Return 2010	(3.02%)
Annual Return 2011	(11.19%)
Annual Return 2012	(1.47%)
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R3
Bar Chart Table:
Annual Return 2010	(2.92%)
Annual Return 2011	(11.10%)
Annual Return 2012	(1.37%)
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Class R6
Bar Chart Table:
Annual Return 2010	(2.28%)
Annual Return 2011	(10.52%)
Annual Return 2012	(0.73%)
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Class C
Bar Chart Table:
Annual Return 2010	(7.53%)
Annual Return 2011	(15.08%)
Annual Return 2012	(6.02%)
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R1
Bar Chart Table:
Annual Return 2010	(7.15%)
Annual Return 2011	(14.72%)
Annual Return 2012	(5.63%)
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R3
Bar Chart Table:
Annual Return 2010	(7.05%)
Annual Return 2011	(14.64%)
Annual Return 2012	(5.53%)
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Class R6
Bar Chart Table:
Annual Return 2010	(6.44%)
Annual Return 2011	(14.08%)
Annual Return 2012	(4.91%)
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Class R4
Bar Chart Table:
Annual Return 2009	39.74%
Annual Return 2010	10.57%
Annual Return 2011	(3.48%)
Annual Return 2012	7.57%
(International Small Company Fund - Class A) | (International Small Company Fund) | Class A
Bar Chart Table:
Annual Return 2007	5.67%
Annual Return 2008	(45.73%)
Annual Return 2009	40.47%
Annual Return 2010	22.00%
Annual Return 2011	(17.04%)
Annual Return 2012	18.25%
(International Small Company Fund - Class I) | (International Small Company Fund) | Class I
Bar Chart Table:
Annual Return 2007	6.09%
Annual Return 2008	(45.52%)
Annual Return 2009	41.03%
Annual Return 2010	22.49%
Annual Return 2011	(16.71%)
Annual Return 2012	18.72%
(International Small Company Fund - Class C) | (International Small Company Fund) | Class C
Bar Chart Table:
Annual Return 2007	(9.63%)
Annual Return 2008	(53.71%)
Annual Return 2009	20.13%
Annual Return 2010	4.14%
Annual Return 2011	(29.06%)
Annual Return 2012	1.15%
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R1
Bar Chart Table:
Annual Return 2007	(9.27%)
Annual Return 2008	(53.52%)
Annual Return 2009	20.62%
Annual Return 2010	4.57%
Annual Return 2011	(28.77%)
Annual Return 2012	1.56%
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R3
Bar Chart Table:
Annual Return 2007	(9.18%)
Annual Return 2008	(53.47%)
Annual Return 2009	20.74%
Annual Return 2010	4.67%
Annual Return 2011	(28.70%)
Annual Return 2012	1.66%
(International Small Company Fund - Class R6) | (International Small Company Fund) | Class R6
Bar Chart Table:
Annual Return 2007	(8.58%)
Annual Return 2008	(53.16%)
Annual Return 2009	21.53%
Annual Return 2010	5.37%
Annual Return 2011	(28.24%)
Annual Return 2012	2.33%